UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22437

Guggenheim Build America Bonds Managed Duration Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Amy J. Lee

227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100
Date of fiscal year end: May 31
Date of reporting period: December 1, 2014 – February 28, 2015

Item 1.	Schedule of Investments.
Attached hereto.

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Shares	Value
COMMON STOCKS† - 0.0%**
Communications - 0.0%**
Cengage Learning Acquisitions, Inc.*	3,457	$74,543
Basic Materials - 0.0%**
Mirabela Nickel Ltd.*	335,401	22,277
Total Common Stocks
(Cost $196,350)		96,820
PREFERRED STOCKS† - 1.8%
Industrial - 1.3%
Seaspan Corp.
9.50%1,6	200,000	5,366,000
Financial - 0.5%
Falcons Funding Trust I
8.88%1,2,3,6	1,900	1,921,494
WhiteHorse II Ltd.
0.00% due 06/15/17*,2,3,6	200,000	6,000
GSC Partners CDO Fund Limited/GSC Partners CDO Fund Corp.
0.00% due 11/20/16*,2,3,6	475	–
Total Financial		1,927,494
Total Preferred Stocks
(Cost $7,201,500)		7,293,494
WARRANTS††† - 0.0%**
Alion Science and Technology Corp.
03/15/175,6	1,550	–
Total Warrants
(Cost $16)		–
MONEY MARKET FUND† - 0.5%
Dreyfus Treasury Prime Cash Management Institutional Shares	2,072,913	2,072,913
Total Money Market Fund
(Cost $2,072,913)		2,072,913

	Face Amount	Value
MUNICIPAL BONDS†† - 108.8%
California - 22.3%
Los Angeles, California, Department of Water & Power Revenue, Taxable Build America Bonds
7.00% due 07/01/417	10,000,000	12,181,700
7.00% due 07/01/417	10,000,000	11,911,200
Santa Ana Unified School District, California, General Obligation Bonds, Federal Taxable Build America Bonds
7.10% due 08/01/407	7,755,000	10,477,005
6.80% due 08/01/307	2,245,000	2,858,940
California, General Obligation Bonds, Various Purpose, Taxable Build America Bonds
7.70% due 11/01/307	10,000,000	12,616,300

	Face Amount	Value
MUNICIPAL BONDS†† - 108.8% (continued)
California - 22.3% (continued)
Oakland Unified School District, County of Alameda, California, Taxable General Obligation Bonds, Election of 2006, Qualified School Construction Bonds, Series 2012B
6.88% due 08/01/336	$10,000,000	$10,913,300
Long Beach Unified School District, California, Qualified School Construction Bonds, Federally Taxable, Election of 2008, General Obligation Bonds
5.91% due 08/01/256	7,500,000	8,896,200
Metropolitan Water District, Southern California, Water Revenue Bonds, 2010 Authorization, Taxable Build America Bonds
6.95% due 07/01/407	5,000,000	6,024,350
Riverside Community College District, Riverside County, California, Election of 2004 General Obligation Bonds, Taxable Build America Bonds
7.02% due 08/01/407	5,000,000	5,769,900
Sonoma Valley Unified School District, General Obligation, Federally Taxable Bonds
7.12% due 08/01/286	3,330,000	3,869,960
Culver City Redevelopment Agency, California, Taxable Tax Allocation Bonds, Culver City Redevelopment Project
8.00% due 11/01/20	3,000,000	3,334,050
Monrovia Unified School District, Los Angeles County, California, Election of 2006 General Obligation Bonds, Build America Bonds, Federally Taxable
7.25% due 08/01/286,7	1,025,000	1,239,502
Placentia-Yorba Linda Unified School District (Orange County, California), General Obligation Bonds, Federally Taxable Direct-Pay Qualified School Construction Bonds, Election of 2008
5.40% due 02/01/266	1,000,000	1,141,720
Cypress Elementary School District (Orange County, California), General Obligation Bonds, Direct Pay Qualified School Construction Bonds, 2008 Election
6.65% due 08/01/256	660,000	742,058
6.05% due 08/01/216	340,000	371,205

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
MUNICIPAL BONDS†† - 108.8% (continued)
California - 22.3% (continued)
Alhambra Unified School District, Elementary Schools Improvement District, Los Angeles County, California, Election of 2008 General Obligation Bonds, Federally Taxable
6.70% due 02/01/266	$500,000	$588,745
Total California		92,936,135
Illinois - 10.7%
Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Build America Program, Taxable
8.15% due 04/01/417	5,000,000	5,907,900
7.95% due 04/01/356,7	4,500,000	5,306,040
Chicago, Illinois, Second Lien Wastewater Transmission Revenue Project Bonds, Taxable Build America Bonds
6.90% due 01/01/40	5,100,000	6,664,578
Illinois, General Obligation Bonds, Taxable Build America Bonds
7.35% due 07/01/357	5,000,000	5,966,050
Chicago, Illinois, Board of Education, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Taxable Build America Bonds
6.52% due 12/01/406,7	5,000,000	5,204,800
County of Cook Illinois General Obligation Unlimited
6.23% due 11/15/346	4,210,000	4,684,424
Chicago, Illinois, Second Lien Water Revenue Bonds, Taxable Build America Bonds
6.74% due 11/01/406,7	2,990,000	3,934,302
Southwestern Illinois, Development Authority, Taxable Local Government, Program Revenue Bonds, Flood Prevention District Council Project, Recovery Zone Economic Development Bonds
7.23% due 10/15/356	3,000,000	3,393,600
Southwestern Illinois, Development Authority, Taxable Local Government, Program Revenue Bonds, Flood Prevention District Project, Build America Bonds
7.03% due 04/15/326,7	2,000,000	2,245,200

	Face Amount	Value
MUNICIPAL BONDS†† - 108.8% (continued)
Illinois - 10.7% (continued)
State of Illinois General Obligation Unlimited
6.63% due 02/01/35	$930,000	$1,047,980
6.73% due 04/01/35	200,000	227,038
Total Illinois		44,581,912
Washington - 10.0%
Washington State University, Housing and Dining System Revenue Bonds, Taxable Build America Bonds
7.40% due 04/01/417	6,675,000	9,760,585
7.10% due 04/01/327	3,325,000	4,459,058
Public Hospital District No. 1, King County, Washington, Valley Medical Center, Hospital Facilities Revenue Bonds
8.00% due 06/15/406	5,800,000	6,625,108
Washington State Convention Center Public Facilities District, Lodging Tax Bonds, Taxable Build America Bonds
6.79% due 07/01/407	5,000,000	6,446,500
Central Washington University, System Revenue Bonds, 2010, Taxable Build America Bonds
6.50% due 05/01/306,7	5,000,000	6,326,400
Anacortes, Washington, Utility System Improvement Revenue Bonds, Build America Bonds
6.48% due 12/01/307	5,000,000	5,877,100
Auburn, Washington, Utility System Revenue Bonds, Taxable Build America Bonds
6.40% due 12/01/306,7	2,000,000	2,246,960
Total Washington		41,741,711
New Jersey - 6.4%
New Jersey Turnpike Authority, Turnpike Revenue Bonds, Federally Taxable Issuer Subsidy, Build America Bonds
7.10% due 01/01/417	10,000,000	14,651,600
Camden County Improvement Authority, Camden County, New Jersey, Lease Revenue Bonds, Cooper Medical School of Rowan University Project
7.75% due 07/01/346	8,000,000	9,556,000
7.85% due 07/01/356	2,000,000	2,386,860
Total New Jersey		26,594,460
Indiana - 6.2%
Noblesville Multi-School Building Corporation, Hamilton County, Indiana, Taxable Unlimited Ad Valorem Property Tax First Mortgage Bonds, Build America Bonds
6.50% due 07/15/307	10,000,000	11,891,300

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
MUNICIPAL BONDS†† - 108.8% (continued)
Indiana - 6.2% (continued)
Evansville-Vanderburgh Independent School Building Corporation, Unlimited Taxable Ad Valorem Property Tax First Mortgage Bonds
6.50% due 01/15/306	$8,690,000	$10,498,215
Knox County, Indiana, Good Samaritan Hospital Project, Taxable Economic Development Revenue Bonds, Qualified Energy Conservation Bonds - Direct Payment, Series 2012B
5.90% due 04/01/346	3,000,000	3,342,900
Total Indiana		25,732,415
New York - 6.0%
Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Taxable Build America Bonds
6.55% due 11/15/317	5,000,000	6,604,000
7.13% due 11/15/307	5,000,000	6,090,700
Westchester County Health Care Corporation, Revenue Bonds, Taxable Build America Bonds
8.57% due 11/01/407	10,000,000	12,378,800
Total New York		25,073,500
Texas - 6.0%
Dallas, Texas, Convention Center Hotel Development Corporation, Hotel Revenue Bonds, Taxable Build America Bonds
7.09% due 01/01/426,7	10,000,000	13,135,800
El Paso, Texas, Combination Tax and Revenue Certification of Obligation, Taxable Build America Bonds
6.70% due 08/15/366,7	10,000,000	11,869,600
Total Texas		25,005,400
Michigan - 5.7%
Detroit, Michigan, School District, School Building and Site Bonds, Unlimited Tax General Obligation Bonds, Taxable Build America Bonds,
6.85% due 05/01/406,7	5,000,000	5,286,199
Whitehall District Schools, Muskegon County, Michigan, 2010 School Building and Site Bonds, General Obligation, Unlimited Tax Bonds, Taxable Qualified School Construction Bonds
6.10% due 05/01/266	2,500,000	2,728,000
6.50% due 05/01/296	2,000,000	2,187,680

	Face Amount	Value
MUNICIPAL BONDS†† - 108.8% (continued)
Michigan - 5.7% (continued)
Fraser Public School District, Macomb County, Michigan, General Obligation Federally Taxable School Construction Bonds, 2011 School Building and Site Bonds
6.05% due 05/01/266	$3,000,000	$3,391,530
Detroit City School District General Obligation Unlimited
7.75% due 05/01/396	2,640,000	3,193,450
Detroit, Michigan, School District, School Building and Site Bonds, Unlimited Tax General Obligation Bonds, Taxable Qualified School Construction Bonds
6.65% due 05/01/296	2,640,000	2,915,722
City of Detroit Michigan Water Supply System Revenue Revenue Bonds
5.00% due 07/01/41	1,555,000	1,633,077
Oakridge, Michigan, Public Schools, Unlimited Tax General Obligation Bonds
6.75% due 05/01/266	1,000,000	1,087,800
Michigan Finance Authority Revenue Bonds
5.00% due 07/01/32	400,000	449,060
5.00% due 07/01/33	200,000	223,684
Comstock Park Public Schools, Kent County, Michigan, 2011 School Building and Site Bonds, General Obligation - Unlimited Tax, Federally Taxable - Qualified School Construction Bonds - Direct Payment
6.30% due 05/01/266	415,000	456,102
Total Michigan		23,552,304
Florida - 4.2%
Miami-Dade County, Florida, Transit Sales Surtax Revenue, Taxable Build America Bonds
6.91% due 07/01/396,7	10,000,000	11,562,100
Orlando, Florida, Community Redevelopment Agency, Taxable Tax Increment Revenue Build America Bonds
7.78% due 09/01/407	5,000,000	5,820,700
Total Florida		17,382,800
Pennsylvania - 4.1%
Pittsburgh, Pennsylvania, School District, Taxable Qualified School Construction Bonds
6.85% due 09/01/296	6,870,000	9,054,454
Lebanon, Pennsylvania, Sewer Revenue Bonds, Taxable Build America Bonds
7.14% due 12/15/356,7	4,865,000	5,650,308

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
MUNICIPAL BONDS†† - 108.8% (continued)
Pennsylvania - 4.1% (continued)
School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series 2011A, Qualified School Construction Bonds - (Federally Taxable - Direct Subsidy)
6.00% due 09/01/30	$2,380,000	$2,576,398
Total Pennsylvania		17,281,160
West Virginia - 3.6%
State of West Virginia, Higher Education Policy Commission, Revenue Bonds, Federally Taxable Build America Bonds 2010
7.65% due 04/01/407	10,000,000	14,916,500
Ohio - 3.2%
American Municipal Power, Inc., Combined Hydroelectric Projects Revenue Bonds, New Clean Renewable Energy Bonds
7.33% due 02/15/28	5,000,000	6,621,850
Madison Local School District, Richland County, Ohio, School Improvement, Taxable Qualified School Construction Bonds
6.65% due 12/01/296	2,500,000	2,930,550
Cuyahoga County, Ohio, Hospital Revenue Bonds, The Metrohealth System, Build America Bonds, Taxable
8.22% due 02/15/406,7	1,950,000	2,461,134
Toronto City School District, Ohio, Qualified School Construction Bonds General Obligation Bonds
7.00% due 12/01/286	1,230,000	1,351,401
Total Ohio		13,364,935
Colorado - 2.9%
Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Build America Bonds
7.02% due 03/15/316,7	7,500,000	8,752,800

	Face Amount	Value
MUNICIPAL BONDS†† - 108.8% (continued)
Colorado - 2.9% (continued)
Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Qualified School Construction
6.82% due 03/15/28	$2,500,000	$3,199,875
Total Colorado		11,952,675
Vermont - 2.7%
Vermont State Colleges, Revenue Bonds, Taxable Build America Bonds
7.21% due 07/01/406,7	7,500,000	8,768,100
6.10% due 07/01/256,7	2,155,000	2,448,102
Total Vermont		11,216,202
Alabama - 2.7%
Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds
7.20% due 09/01/387	5,000,000	5,527,650
7.10% due 09/01/356,7	3,000,000	3,306,870
7.25% due 09/01/406,7	2,000,000	2,219,880
Total Alabama		11,054,400
Nevada - 2.7%
Nevada System of Higher Education University, Revenue Bonds, Build America Bonds
7.90% due 07/01/407	5,050,000	6,181,553
7.60% due 07/01/307	1,500,000	1,829,670
Clark County, Nevada, Airport Revenue Bonds, Build America Bonds
6.88% due 07/01/426,7	1,425,000	1,638,451
Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Water Bonds, Taxable Build America Bonds
7.10% due 06/01/396,7	1,200,000	1,401,660
Total Nevada		11,051,334
Louisiana - 2.3%
Orleans Parish, School Board of the Parish of Orleans, Louisiana
4.40% due 02/01/216	8,000,000	8,534,800
Tangipahoa Parish Hospital Service District No. 1, Louisiana, Taxable Hospital Revenue Bonds, North Oaks Health System Project, Build America Bonds
7.20% due 02/01/427	1,055,000	1,143,968
Total Louisiana		9,678,768
Mississippi - 1.9%
Medical Center Educational Building Corporation, Taxable Build America Bonds, University of Mississippi Medical Center Facilities Expansion and Renovation Project
6.84% due 06/01/356,7	5,000,000	5,930,700

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
MUNICIPAL BONDS†† - 108.8% (continued)
Mississippi - 1.9% (continued)
Mississippi, Hospital Equipment and Facilities Authority, Taxable Build America Revenue Bonds, Forrest County General Hospital Project
7.27% due 01/01/327	$1,000,000	$1,108,720
7.39% due 01/01/407	905,000	1,000,613
Total Mississippi		8,040,033
South Carolina - 1.6%
Horry County, South Carolina, Taxable Airport Revenue Bonds, Recovery Zone Economic Development Bonds
7.33% due 07/01/406	5,000,000	6,704,550
Georgia - 1.3%
Georgia Municipal Association, Inc., Certificates of Participation, DeKalb County Public Schools Project
5.21% due 12/01/226	5,000,000	5,597,500
South Dakota - 0.9%
Pierre, South Dakota, Taxable Electric Revenue Bonds, Recovery Zone Economic Development Bonds
7.50% due 12/15/406	3,490,000	3,832,090
Minnesota - 0.9%
St. Paul Housing & Redevelopment Authority, Federally Taxable Revenue Bonds
7.25% due 02/01/356	1,660,000	1,922,612
7.50% due 02/01/406	1,540,000	1,793,268
Total Minnesota		3,715,880
Massachusetts - 0.4%
Tufts Medical Center, Inc.
7.00% due 01/01/38	1,500,000	1,774,146
Connecticut - 0.1%
Town of Hamden Connecticut General Obligation Unlimited
5.20% due 08/15/44	500,000	498,715
Total Municipal Bonds
(Cost $375,415,297)		453,279,525
ASSET BACKED SECURITIES†† - 7.9%
Churchill Financial Cayman Ltd.
2007-1A, 1.50% due 07/10/192,3,6	2,000,000	1,920,801
2007-1A, 8.37% due 07/10/193,6	1,000,000	1,007,100
2007-1A, 2.85% due 07/10/192,3,6	1,000,000	941,700
KVK CLO Ltd.
2014-3A, 2.33% due 10/15/262,3	2,000,000	1,952,000
2014-3A, 3.23% due 10/15/262,3	1,000,000	968,400

	Face Amount	Value
ASSET BACKED SECURITIES†† - 7.9% (continued)
Putnam Structured Product Funding 2003-1 Ltd.
2008-1A, 0.62% due 10/15/382,3,6	$2,277,702	$2,180,672
THL Credit Wind River 2014-2 CLO Ltd.
2014-2A, 2.45% due 07/15/262,3	1,000,000	982,000
2014-2A, 3.45% due 07/15/262,3	750,000	735,900
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.54% due 08/15/562,3	1,861,945	1,675,937
N-Star REL CDO VIII Ltd.
2006-8A, 0.53% due 02/01/412,3,6	1,500,000	1,350,900
KKR Financial CLO 2007-1 Ltd.
2007-1A, 5.25% due 05/15/212,3	750,000	747,825
2007-1A, 2.51% due 05/15/212,3,6	500,000	496,900
SRERS-2011 Funding Ltd.
2011-RS, 0.41% due 05/09/462,3	1,014,780	965,664
LSTAR Securities Investment Trust
2014-1, 3.27% due 09/01/212,3	962,305	963,845
Anchorage Capital CLO 2012-1 Ltd.
2012-1A, 3.05% due 01/13/252,3,6	1,000,000	962,100
Atlas Senior Loan Fund IV Ltd.
2014-2A, 2.96% due 02/17/262,3,6	1,000,000	953,800
Vega Containervessel plc
2006-1A, 5.56% due 02/10/213,6	902,669	890,663
Eastland CLO Ltd.
2007-1A, 0.58% due 05/01/222,3,6	550,000	524,755
Marathon CLO VII Ltd.
2014-7A, 3.73% due 10/28/252,3	500,000	499,900
Silver Spring CLO Ltd.
2014-1A, 2.31% due 10/15/262,3	500,000	484,850
Neuberger Berman CLO XV
2013-15A, 3.02% due 10/15/252,3	500,000	481,400
MCF CLO I LLC
2013-1A, 6.01% due 04/20/232,3	500,000	459,850
Gramercy Park CLO Ltd.
2014-1AR, 4.30% due 07/17/232,3,6	250,000	248,650
2012-1A, 0.00% due 07/17/233,4	250,000	189,575
CIFC Funding 2012-I Ltd.
2014-1AR, 3.33% due 08/14/242,3	400,000	394,280

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 7.9% (continued)
TICP CLO II Ltd.
2014-2A, 3.26% due 07/20/262,3	$400,000	$388,960
CIFC Funding 2012-II Ltd.
2012-2A, 3.27% due 12/05/242,3	400,000	388,520
Putnam Structured Product CDO 2002-1 Ltd.
2002-1A, 0.85% due 01/10/382,3,6	402,981	374,208
Cratos CLO Ltd.
2007-1A, 1.36% due 05/19/212,3,6	300,000	294,090
Regatta V Funding Ltd.
2014-1A, 3.38% due 10/25/262,3	250,000	252,800
Venture XII CLO Ltd.
2013-12A, 3.74% due 02/28/242,3	250,000	250,675
DIVCORE CLO Ltd.
2013-1A B, 4.07% due 11/15/326	250,000	250,150
Cerberus Offshore Levered I, LP
2012-1A, 6.26% due 11/30/182,3,6	250,000	250,075
ING IM CLO 2011-1 Ltd.
2011-1A, 3.55% due 06/22/212,3	250,000	250,000
Race Point V CLO Ltd.
2014-5AR, 3.99% due 12/15/222,3	250,000	249,450
Oaktree EIF II Series A2 Ltd.
2014-A2, 3.50% due 11/15/252,3	250,000	246,900
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 3.81% due 10/22/262,3	250,000	244,250
Battalion Clo 2007-I Ltd.
2007-1A, 2.40% due 07/14/222,3	250,000	244,025
CIFC Funding 2014-II Ltd.
2014-2A, 3.08% due 05/24/262,3	250,000	243,675
Ocean Trails CLO IV
2013-4A, 3.26% due 08/13/252,3	250,000	243,100
ALM VII R Ltd.
2013-7RA, 3.71% due 04/24/242,3	250,000	243,075
Newstar Commercial Loan Funding 2013-1 LLC
2013-1A, 4.80% due 09/20/232,3	250,000	243,000
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 3.78% due 10/15/262,3	250,000	242,725
ALM VII R-2 Ltd.
2013-7R2A, 3.71% due 04/24/242,3	250,000	242,550

	Face Amount	Value
ASSET BACKED SECURITIES†† - 7.9% (continued)
Black Diamond CLO 2005-2 Delaware Corp.
2005-2A, 2.05% due 01/07/182,3	$250,000	$241,325
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.53% due 07/25/252,3	250,000	239,450
Golub Capital Partners CLO 21M Ltd.
2014-21A, 3.53% due 10/25/262,3	250,000	239,425
Cerberus Onshore II CLO LLC
2014-1A, 4.25% due 10/15/232,3	250,000	236,600
Wrightwood Capital Real Estate CDO 2005-1 Ltd.
2005-1A, 0.69% due 11/21/402,3	250,000	236,075
WhiteHorse VIII Ltd.
2014-1A, 3.01% due 05/01/262,3	250,000	235,825
Golub Capital Partners CLO 18 Ltd.
2014-18A, 4.26% due 04/25/262,3,6	250,000	230,975
Rockwall CDO II Ltd.
2007-1A, 0.80% due 08/01/242,3	250,000	228,575
Mountain Hawk II CLO Ltd.
2013-2A, 3.41% due 07/22/242,3	250,000	224,425
Carlyle Global Market Strategies CLO 2012-3 Ltd.
2012-3A, 0.00% due 10/04/243,4,6	250,000	207,050
Regatta Funding Ltd.
2007-1X, 3.54% due 06/15/202	200,000	197,960
Atlas Senior Loan Fund II Ltd.
2012-2A, 0.00% due 01/30/243,4,6	250,000	196,725
Katonah IX CLO Ltd.
2006-9A, 0.98% due 01/25/192,3,6	200,000	195,120
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 4.01% due 07/15/232,3,6	200,000	193,820
CIFC Funding 2013-II Ltd.
2013-2A, 3.86% due 04/21/252,3	200,000	191,840
CIFC Funding 2007-I Ltd.
2007-1A, 1.76% due 05/10/212,3	200,000	190,880
Great Lakes CLO 2012-1 Ltd.
2012-1A, 0.00% due 01/15/233,4,6	250,000	186,925
Finn Square CLO Ltd.
2012-1A, 0.00% due 12/24/233,4	250,000	185,175
West CLO 2013-1 Ltd.
2013-1A, 0.00% due 11/07/253,4	250,000	172,025

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 7.9% (continued)
ARES XXVI CLO Ltd.
2013-1A, 0.00% due 04/15/253,4,6	$250,000	$171,300
Ares XXV CLO Ltd.
2013-3A, 0.00% due 01/17/243,4,6	250,000	167,175
Cedar Woods CRE CDO Ltd.
2006-1A, 0.44% due 07/25/51	146,285	132,271
Credit Card Pass-Through Trust 2012-BIZ
2012-BIZ, 0.00% due 12/15/493,4,6,†††	121,858	107,722
West Coast Funding Ltd.
2006-1A, 0.39% due 11/02/412,3	105,283	104,504
Highland Park CDO I Ltd.
2006-1A, 0.59% due 11/25/512,3,6	101,996	99,221
Raspro Trust
2005-1A, 0.65% due 03/23/242,3,6	83,318	81,443
Insurance Note Capital VII
2005-1R1A, 0.48% due 06/09/332,3,6	64,600	60,724
Diversified Asset Securitization Holdings II, LP
2000-1X, 0.73% due 09/15/352	34,024	33,476
Bush Truck Leasing LLC
2011-AA, 5.00% due 09/25/183, 6	21,607	19,244
BlackRock Senior Income Series Corp.
2004-1A, 0.00% due 09/15/163,4,6,†††	100,000	10
Total Asset Backed Securities
(Cost $32,469,365)		33,128,980
SENIOR FLOATING RATE INTERESTS†† - 5.3%
Industrial - 1.4%
HD Supply, Inc.
4.00% due 06/28/18	975,000	972,259
NaNa Development Corp.
8.00% due 03/15/18	650,000	624,000
NVA Holdings, Inc.
4.75% due 08/14/21	598,500	597,752
Transdigm, Inc.
3.75% due 06/04/21	497,500	495,555
Multiplan, Inc.
3.75% due 03/19/21	457,944	454,262
Hunter Defense Technologies
6.50% due 08/04/19	395,000	391,050
CPM Acquisition Corp.
6.25% due 08/29/17	374,359	373,423
Goodpack Ltd.
4.75% due 09/09/21	300,000	301,125
Sabre, Inc.
4.00% due 02/19/19	295,002	294,581
Amber Bidco Foster + Partners
4.73% due 07/18/21†††,5	250,000	245,400

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 5.3% (continued)
Industrial - 1.4% (continued)
SIRVA Worldwide, Inc.
7.50% due 03/27/19	245,625	243,169
Element Materials Technology
5.25% due 08/06/21	$199,500	$199,999
SI Organization
5.75% due 11/23/19	187,435	187,201
Minimax Viking
4.25% due 08/14/20	149,250	149,437
Univision Communications, Inc.
4.00% due 03/01/20	99,484	99,266
Hunter Fan Co.
6.55% due 12/20/17	88,280	87,397
Total Industrial		5,715,876
Technology - 1.1%
TIBCO Software, Inc.
6.50% due 12/04/20	700,000	697,157
Greenway Medical Technologies
6.00% due 11/04/20	643,500	640,283
Paradigm Ltd
4.75% due 07/30/19	715,508	618,914
Aspect Software, Inc.
7.25% due 05/07/16	560,884	549,667
Advanced Computer Software
due 01/30/224	500,000	490,000
EIG Investors Corp.
5.00% due 11/09/19	441,535	442,639
GlobalLogic Holdings, Inc.
6.25% due 05/31/19	346,500	343,035
Data Device Corp.
5.75% due 07/15/20	296,250	293,288
Wall Street Systems
4.50% due 04/30/21	228,261	225,218
Quorum Business Solutions
5.75% due 08/07/21	220,000	217,250
Total Technology		4,517,451
Communications - 0.8%
Charter Communications Operating LLC
4.25% due 09/10/21	1,000,000	1,007,490
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20	992,500	992,252
Avaya, Inc.
4.65% due 10/26/17	533,015	517,499
6.50% due 03/31/18	440,757	436,005
Zayo Group LLC
4.00% due 07/02/19	487,507	486,897
Total Communications		3,440,143
Consumer, Non-cyclical - 0.7%
Post Holdings
3.75% due 06/02/21	1,492,500	1,491,097
Albertson's (Safeway) Holdings LLC
4.50% due 08/25/21	800,000	806,776
Targus Group International, Inc.
12.00% due 05/24/16	311,524	246,883
Mitel Networks Corp.
5.25% due 01/31/20	125,797	125,766

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 5.3% (continued)
Consumer, Non-cyclical - 0.7% (continued)
ABG Intermediate Holdings 2 LLC
5.50% due 05/27/21	$99,250	$99,250
Hostess Brands
6.75% due 04/09/20	34,738	35,324
Total Consumer, Non-cyclical		2,805,096
Consumer, Cyclical - 0.7%
Ceridian Corp.
due 09/15/204	738,760	729,526
Fitness International LLC
5.50% due 07/01/20	497,500	473,868
American Tire Distributors, Inc.
5.75% due 06/01/18	297,845	299,334
Neiman Marcus Group, Inc.
4.25% due 10/25/20	248,120	245,949
Navistar, Inc.
5.75% due 08/17/17	236,111	237,292
BJ's Wholesale Club, Inc.
4.50% due 09/26/19	198,995	198,076
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19	196,502	194,906
Dave & Busters, Inc.
4.50% due 07/25/20	121,698	121,698
J. Crew Group, Inc.
4.00% due 03/05/21	99,499	93,678
Container Store, Inc.
4.25% due 04/06/19	80,116	79,716
CKX Entertainment, Inc.
9.00% due 06/21/17	73,800	51,660
Total Consumer, Cyclical		2,725,703
Financial - 0.5%
Magic Newco, LLC
5.00% due 12/12/18	977,515	978,384
12.00% due 06/12/19	100,000	108,563
Safe-Guard
6.25% due 08/19/21	589,929	584,029
First Data Corp.
3.66% due 03/23/18	350,000	349,388
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20	155,909	150,842
Expert Global Solutions
8.50% due 04/03/18	102,371	102,244
Total Financial		2,273,450
Utilities - 0.1%
Expro Holdings UK 3 Ltd.
5.75% due 09/02/21	399,000	339,816
Energy - 0.0%**
PSS Companies
5.50% due 01/28/20	198,470	154,311
Total Senior Floating Rate Interests
(Cost $22,153,296)		21,971,846
CORPORATE BONDS†† - 2.8%
Basic Materials - 0.8%
Yamana Gold, Inc.
4.95% due 07/15/24	3,000,000	2,988,344
TPC Group, Inc.
8.75% due 12/15/203	255,000	233,963

	Face Amount	Value
CORPORATE BONDS†† - 2.8% (continued)
Basic Materials - 0.8% (continued)
Mirabela Nickel Ltd.
9.50% due 06/24/19†††,5	$83,800	$83,800
Mirabela Nickel Ltd.
1.00% due 07/31/44†††,5	1,989	–
Total Basic Materials		3,306,107
Industrial - 0.5%
Atlas Air 2000-1 Class A Pass Through Trust
8.71% due 01/02/196	968,643	1,009,811
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19	800,000	704,000
CEVA Group plc
7.00% due 03/01/213	300,000	288,000
Tempel Steel Co.
12.00% due 08/15/163	250,000	212,500
Total Industrial		2,214,311
Financial - 0.5%
SunTrust Banks, Inc.
5.63% due 12/29/491,2	1,000,000	1,024,200
Columbia Property Trust Operating Partnership LP
5.88% due 04/01/18	750,000	790,583
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.37% due 04/01/203	125,000	123,750
LCP Dakota Fund
10.00% due 08/17/156	23,400	23,400
Total Financial		1,961,933
Consumer, Cyclical - 0.4%
GRD Holdings III Corp.
10.75% due 06/01/193,6	980,000	1,065,750
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 07/02/206	173,796	179,010
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/173	150,000	163,125
PF Chang's China Bistro, Inc.
10.25% due 06/30/203,6	125,000	126,250
Total Consumer, Cyclical		1,534,135
Consumer, Non-cyclical - 0.2%
JBS USA LLC / JBS USA Finance, Inc.
5.88% due 07/15/243	500,000	499,375
ADT Corp.
6.25% due 10/15/216	200,000	216,500
KeHE Distributors LLC / KeHE Finance Corp.
7.62% due 08/15/213	100,000	106,750
Bumble Bee Holdings, Inc.
9.00% due 12/15/173	100,000	104,875

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 2.8% (continued)
Consumer, Non-cyclical - 0.2% (continued)
American Seafoods Group LLC / American Seafoods Finance, Inc.
10.75% due 05/15/163,6	$100,000	$92,500
Total Consumer, Non-cyclical		1,020,000
Communications - 0.2%
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/173,6	500,000	518,750
Avaya, Inc.
7.00% due 04/01/193	150,000	151,500
Total Communications		670,250
Energy - 0.1%
Schahin II Finance Company SPV Ltd.
5.87% due 09/25/223	449,667	270,924
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
7.50% due 07/01/21	200,000	210,500

	Face
	Amount	Value
CORPORATE BONDS†† - 2.8% (continued)
Energy - 0.1% (continued)
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
8.37% due 06/01/20	$138,000	$152,145
Total Energy		633,569
Technology - 0.1%
Aspect Software, Inc.
10.62% due 05/15/176	290,000	264,625
Eagle Midco, Inc.
9.00% due 06/15/183,6	200,000	203,000
Total Technology		467,625
Total Corporate Bonds
(Cost $11,888,738)		11,807,930
COLLATERALIZED MORTGAGE OBLIGATION†† - 0.3%
Nomura Resecuritization Trust 2012-1R
2012-1R,0.60% due 08/27/472,3,6	588,677	544,526
ACRE Commercial Mortgage Trust 2014-FL2
2014-FL2,2.67% due 08/15/312,3,6	500,000	498,646
Structured Asset Mortgage Investments II Trust 2006-AR1
2006-AR1,0.40% due 02/25/362	33,720	28,987
Total Collateralized Mortgage Obligation
(Cost $1,068,314)		1,072,159
Total Investments - 127.4%
(Cost $452,465,789)		$530,723,667
Other Assets & Liabilities, net - (27.4)%		($114,226,714)
Total Net Assets - 100.0%		$416,496,953

*	Non-income producing security.
**	Less than 0.1%.
†	Value determined based on Level 1 inputs —See Note 2.
††	Value determined based on Level 2 inputs —See Note 2.
†††	Value determined based on Level 3 inputs —See Note 2.
1	Perpetual maturity.
2	Variable rate security. Rate indicated is rate effective at February 28, 2015.
3
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $39,670,436 (cost $38,696,561), or 9.5% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

4	Security has no stated coupon. However, it is expected to receive residual cashflow payments on deal defined payment dates.
5	Security was fair valued by the Valuation Committee at February 28, 2015. The total market value of fair valued securities amounts to $329,200, or 0.1% of total net assets.
6
All or a portion of these securities have been physically segregated in connection with borrowings, reverse repurchase agreements, and unfunded loan commitments.  As of February 28, 2015, the total amount segregated was $232,878,502.

7	Taxable municipal bond issued as part of the Build America Bond program.

plc	Public Limited Company

At February 28, 2015, the Trust had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower††	Expiration Date	Principal Amount	Unrealized Appreciation
Rite Aid Corp.	08/10/2015	$3,000,000	$-
SS&C Technologies, Inc.	02/27/2016	2,000,000	$-

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

Details of the swap agreements outstanding as of February 28, 2015, were as follows:

Counterparty	Termination Date	Notional Amount ($000)	Fixed Rate	Receive Floating Rate	Unrealized Appreciation (Depreciation)

Bank of America	10/16/2019	$57,000	1.6440%	3 Month LIBOR	$(490,199)
Bank of America	10/17/2019	$25,000	1.4605%	3 Month LIBOR	10,000
					$(480,199)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Guggenheim Build America Bonds Managed Duration Trust’s (the “Trust”) policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semiannual or annual shareholder report.

1.	Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. All time references are based on Eastern Time.

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Trust’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Trust’s securities or other assets.

Valuations of the Trust’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and asked prices on such day.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Guggenheim Funds Investment Advisors, LLC (“GFIA or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.	Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following tables summarize the inputs used to value the Trust’s investments at February 28, 2015:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Municipal Bonds	$-	$453,279,525	$-	$453,279,525
Asset Backed Securities	-	33,021,248	107,732	33,128,980
Senior Floating Rate Interests	-	21,726,446	245,400	21,971,846
Corporate Bonds	-	11,724,130	83,800	11,807,930
Preferred Stocks	7,293,494	-	-	7,293,494
Money Market Fund	2,072,913	-	-	2,072,913
Collateralized Mortgage Obligations	-	1,072,159	-	1,072,159
Common Stocks	96,820	-	-	96,820
Warrant	-	-	-	-
Unfunded Commitments	-	-	-	-
Total Assets	$9,463,227	$520,823,508	$436,932	$530,723,667
Liabilities
Swaps	$-	$480,199	$-	$480,199
Total Liabilities	$-	$480,199	$-	$480,199

Independent pricing services are used to value a majority of the Trust’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board of Trustees. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Trust’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Trust may not have the transparency to view the underlying inputs which support the market quotations.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 2/28/15	Valuation Technique	Unobservable Inputs
Senior Floating Rate Interests	$245,400	Enterprise Value	Valuation Multiple*
Asset Backed Securities	107,732	Option adjusted spread off the month end broker quote mark over the 3 month LIBOR	Indicative Quote
Corporate Bonds	83,800	Enterprise Value	Valuation Multiple*
* Valuation multiples range from 2.8 to 10.5

Any remaining Level 3 securities held by the Trust and excluded from the table above were not considered material to the Trust.

Significant changes in an indicative quote or valuation multiple would generally result in significant changes in the fair value of the security.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current period.

As of February 28, 2015, the Trust had securities with a total value of $2,848,722 transfer from Level 3 to Level 2 due to the availability of a vendor price. The Trust has securities with a value of $10 transfer from Level 2 to Level 3 due to the lack of a vendor price.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 28, 2015:

Level 3 – Fair value measurement using significant unobservable inputs
Guggenheim Build America Bonds Managed Duration Trust
Beginning Balance at May 31, 2014:
Asset Backed Securities	$ 4,193,112
Senior Floating Rate Interests	2,005,000
Common Stocks	1
Realized gains or losses
Asset Backed Securities	181,933
Senior Floating Rate Interests	25,000
Total change in unrealized gains or losses included in earnings
Asset Backed Securities	(215,739)
Senior Floating Rate Interests	(29,981)
Corporate Bonds	8,851
Common Stocks	(1)
Purchases
Senior Floating Rate Interests	245,381
Corporate Bonds	74,949
Paydowns received
Asset Backed Securities	(1,202,862)
Senior Floating Rate Interests	(2,000,000)
Transfers into Level 3
Asset Backed Securities	10
Transfers out of Level 3
Asset Backed Securities	(2,848,722)
Ending Balance at February 28, 2015
Asset Backed Securities	107,732
Senior Floating Rate Interests	245,400
Corporate Bonds	83,800
Ending Balance at February 28, 2015	$ 436,932

3.	Federal Income Taxes
At February 28, 2015, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation
$451,817,236	$80,479,327	$(1,572,896)	$78,906,431

Item 2.	Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act, as amended (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Build America Bonds Managed Duration Trust

By:    /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:      April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:      April 29, 2015

By:  /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:   April 29, 2015